Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents on its Original Currencies

Cash and cash equivalents in its original currencies is shown below:

	As of June 30,
	2025	2024
	$	$
HKD	5,870,022	3,197,313
RMB	2,256,948	2,673,761
USD	2,412,958	7,004,410
VND	149,291	471,100
Total	10,689,219	13,346,584